Inventories, Net	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories, Net
6.	Inventories, Net
Inventories consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Raw materials	31,381	57,419	8,799
Work in progress	2,462	1,929	296
Finished goods	16,972	19,918	3,053

Inventories, total	50,815	79,266	12,148
Inventories provision	(32,325)	(32,172)	(4,931)

Inventories, net	18,490	47,094	7,217